Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail: Text Values) - Total gains/ losses [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets available for sale [Abstract]
gain recognized in other comprehensive income, net of tax	€ 94	€ (94)
loss recognized in the income statement presented in net gains (losses)	(8)	187
Financial assets held at fair value:
therein effect of exchange rate changes	(565)	4
Financial liabilities held at fair value Abstract, Gains or Losses
therein effect of exchange rate changes	€ 123	€ 50